Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post Effective Amendment No. 113	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 107	[X]
(Check appropriate box or boxes)

American Independence Funds Trust
(Exact Name of Registrant as Specified in Charter)

80 THEODORE FREMD AVENUE
RYE, NY 10580
(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC
80 THEODORE FREMD AVENUE
RYE, NY 10580

COPIES TO:
JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]	on (date) pursuant to paragraph (b) of Rule 485.
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485.
[ ]	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 113 to the Registration Statement on Form N-1A of the American Independence Funds Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 112 on Form N-1A filed February 27, 2015. This PEA No. 113 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 112 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 16th day of March 2015.

AMERICAN INDEPENDENCE FUNDS TRUST

By:	/s/ Eric Rubin
Eric Rubin
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	March 16, 2015
Eric Rubin

/s/ Jeffrey Haas*	Chairman of the Board and Trustee	March 16, 2015
Jeffrey Haas

/s/ Terry L. Carter*	Trustee	March 16, 2015
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	March 16, 2015
Thomas F. Kice

/s/ George Mileusnic*	Trustee	March 16, 2015
George Mileusnic

/s/ John J. Pileggi*	Trustee	March 16, 2015
John J. Pileggi

/s/ Peter L. Ochs*	Trustee	March 16, 2015
Peter L. Ochs

*By: /s/ Eric Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 112 filed on February 27, 2015.